Consolidated Statement of Changes in Stockholders' Equity Parenthetical (USD $)	12 Months Ended
	Mar. 31, 2012 Series A preferred stock	Mar. 31, 2011 Series A preferred stock	Mar. 31, 2013 Common stock	Mar. 31, 2012 Common stock
Earnings Per Share, Basic and Diluted, Other Disclosures [Abstract]
Preferred stock dividends, Series A, per share	$ 0.53	$ 2.13
Common stock dividends, per share			$ 5	$ 1